ACQUISITIONS - Disposal of interest (Details) shares in Millions, $ in Millions, $ in Millions									12 Months Ended
	Nov. 03, 2017 CAD ($)	Nov. 03, 2017 USD ($)	Sep. 18, 2017	Jun. 14, 2017 CAD ($) item shares	Jun. 14, 2017 USD ($) item shares	Jun. 09, 2017 USD ($)	May 18, 2017	Mar. 28, 2017	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Acquisitions
Gross cash proceeds										$ 269.6
Reversal of impairment charges										97.0
Gains on disposals of investments						$ 12.7			$ 2.1	55.2
Goldcorp Inc. ("Goldcorp")
Acquisitions
Gross cash proceeds						$ 260.0
Royalty percentage						1.25%
Percentage of gross revenues						25.00%
Foregoing revenue						$ 10.0
White Gold Corp
Acquisitions
Gross cash proceeds				$ 10.0	$ 7.6
Number of shares received | shares				17.5	17.5
Percentage of common shares				19.90%	19.90%
Deferred payments				$ 15.0	$ 11.4
Number of equal payments | item				3	3
Amount of equal payments				$ 5.0	$ 3.8
Losses on disposals of investments					$ 1.7
Integra
Acquisitions
Period for non-interest bearing promissory note due	18 months	18 months
Total consideration	$ 7.2	$ 5.6
Percentage of common shares	9.90%	9.90%
Percentage of net smelter return royalty	2.50%	2.50%
Maximum percentage of net smelter return royalty	1.00%	1.00%
Accumulated royalty payments	$ 10.0	$ 7.8
Gains on disposals of investments		$ 44.2
Barrick | Goldcorp Inc. ("Goldcorp")
Acquisitions
Contingent payment						20.0
Cerro Casale
Acquisitions
Reversal of impairment charges						97.0
Gains on disposals of investments										12.7
Cerro Casale | Goldcorp Inc. ("Goldcorp")
Acquisitions
Interest disposed (percentage)								25.00%
Contingent payment						40.0
Quebrada Seca exploration project | Goldcorp Inc. ("Goldcorp")
Acquisitions
Interest disposed (percentage)								100.00%
Gross cash proceeds						$ 20.0
White Gold
Acquisitions
Losses on disposals of investments										1.7
White Gold | White Gold Corp
Acquisitions
Interest disposed (percentage)							100.00%
DeLamar
Acquisitions
Gains on disposals of investments										$ 44.2
DeLamar | Integra
Acquisitions
Interest disposed (percentage)			100.00%